Allowance for doubtful accounts (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Allowance for doubtful accounts
Beginning balance		¥ 124,490,642	¥ 63,211,728	¥ 3,997,417
Provisions for doubtful accounts	$ 1,708,064	11,145,117	61,278,914	59,214,311
Ending balance		135,635,759	124,490,642	¥ 63,211,728
Additional information
Accounts receivable, allowance for doubtful accounts		26,102,138	26,102,138
Allowance for other receivables		2,080,597	2,080,597
Amounts due from related parties, allowance for doubtful accounts		¥ 107,453,024	¥ 96,307,907